BLACKROCK LIQUIDITY FUNDS

TempFund
TempCash
FedFund
T-Fund
Federal Trust Fund
Treasury Trust Fund
MuniFund
MuniCash
California Money Fund
New York Money Fund

Supplement Dated December 22, 2008 to the
Administration Shares Prospectus of the Funds Listed Above Dated February 22, 2008
(each, a “Fund” and collectively, the “Funds”)

Each Fund has been accepted into the U.S. Treasury Department’s Temporary Guarantee Program (the “Program”) for Money Market Funds, which the U.S. Treasury has announced has been extended through April 30, 2009. The Board of Trustees has elected to extend coverage under the Program on behalf of the Funds.

The Program provides a guarantee to shareholders of each Fund up to the amount held in the Fund as of the close of business on September 19, 2008. If the number of shares an investor holds fluctuates, the investor will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. This means that any increase in the number of shares an investor holds over the amount held after the close of business on September 19, 2008 is not covered under the Program. It also means that if an investor’s balance is below its September 19, 2008 level, the investor can bring it back up to that level and it will be covered. Note that the Program applies only to the account in which the shares were held on September 19, 2008. If an investor closes an account and reinvests in the Fund through a new account, the new balance would not be covered.

The Program is temporary and set to expire on April 30, 2009, at which point the Treasury Department can opt to extend it to no later than September 18, 2009. Each Fund has paid to be covered under the Program. For the initial three months of the Program (ending December 18, 2008), each Fund paid a participation fee of 0.01% of the Fund’s net asset value as of September 19, 2008, and for the extension period (ending April 30, 2009), each Fund paid a participation fee of 0.015% of the Fund’s net asset value as of September 19, 2008. The Program is implemented under the Treasury’s Exchange Stabilization Fund (ESF), and guarantee payments under the Program will not exceed the amount available within the ESF at the date of payment. Currently, ESF assets are about $50 billion. For additional information on the Guarantee Program, you can visit the U.S. Treasury’s website at www.ustreas.gov.

Neither this prospectus supplement, the above-referenced prospectus nor any Fund itself are in any manner approved, endorsed, sponsored or authorized by the U.S. Treasury Department. More specific information or additional information can be obtained by going to www.blackrock.com or the corresponding Fund website.

The section entitled “Fees and Expenses” for the TempFund is replaced in its entirety with the following to reflect the payment of the Program participation fees described above:

TempFund Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.18%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1,2]	0.05%

Total Annual Fund Operating Expenses[2]	0.33%
Fee Waiver and Expense Reimbursement	(0.02)%

Net Annual Fund Operating Expenses[1,2]	0.31%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until March 1, 2010 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]	Miscellaneous Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses have been restated to reflect the payment of the Program participation fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 as if these fees had been paid during the Fund’s prior fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Administration Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Administration Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Administration Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$32	$104	$183	$416

The section entitled “Fees and Expenses” for the FedFund is replaced in its entirety with the following to reflect the payment of the Program participation fees described above:

FedFund Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.25%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1,2]	0.08%

Total Annual Fund Operating Expenses[2]	0.43%
Fee Waiver and Expense Reimbursement	(0.07)%

Net Annual Fund Operating Expenses[1,2]	0.36%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until March 1, 2010 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]	Miscellaneous Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses have been restated to reflect the payment of the Program participation fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 as if these fees had been paid during the Fund’s prior fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Administration Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Administration Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Administration Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
FedFund	$37	$131	$234	$535

The section entitled “Fees and Expenses” for the T-Fund is replaced in its entirety with the following to reflect the payment of the Program participation fees described above:

T-Fund Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.23%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1,2]	0.10%

Total Annual Fund Operating Expenses[2]	0.43%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1,2]	0.38%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until March 1, 2010 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]	Miscellaneous Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses have been restated to reflect the payment of the Program participation fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 as if these fees had been paid during the Fund’s prior fiscal year.

2

Example

This Example is intended to help you compare the cost of investing in the Fund’s Administration Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Administration Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Administration Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
T-Fund	$39	$133	$236	$537

The section entitled “Fees and Expenses” for the Treasury Trust Fund is replaced in its entirety with the following to reflect the payment of the Program participation fees described above:

Treasury Trust Fund Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.27%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1,2]	0.12%

Total Annual Fund Operating Expenses[2]	0.49%
Fee Waiver and Expense Reimbursement	(0.10)%

Net Annual Fund Operating Expenses[1,2]	0.39%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until March 1, 2010 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]	Miscellaneous Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses have been restated to reflect the payment of the Program participation fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 as if these fees had been paid during the Fund’s prior fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Administration Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Administration Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Administration Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
Treasury Trust Fund	$40	$147	$264	$606

The section entitled “Fees and Expenses” for the MuniFund is replaced in its entirety with the following to reflect the payment of the Program participation fees described above:

MuniFund Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Administration Shares
Management Fees[1]	0.30%
Shareholder Servicing Fees	0.10%
Miscellaneous Expenses[1,2]	0.06%

Total Annual Fund Operating Expenses[2]	0.46%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1,2]	0.33%

[1]	The Adviser has contractually agreed to waive fees and reimburse ordinary operating expenses until March 1, 2010 in order to keep combined Management Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]	Miscellaneous Expenses, Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses have been restated to reflect the payment of the Program participation fees in the aggregate amount of 0.025% of the Fund’s net asset value as of September 19, 2008 as if these fees had been paid during the Fund’s prior fiscal year.

3

Example

This Example is intended to help you compare the cost of investing in the Fund’s Administration Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Administration Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Administration Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
MuniFund	$34	$134	$245	$567

CODE #BRLF-P-005-STK